RECEIVABLES, NET - NON CURRENT AND CURRENT (Current receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Receivables, net [Abstract]
Value added tax	$ 449,317	$ 491,981
Income tax credits	162,475	129,713
Other tax credits	85,925	151,965
Employee advances and loans	10,157	9,049
Advances to suppliers	32,407	40,593
Advances to suppliers with related parties	1,908	2,844
Expenses paid in advance	26,907	33,235
Government tax refunds on exports	19,579	2,486
Receivables with related parties	170,885	13,389
Others	25,459	27,184
Receivables, net – Current	$ 985,019	$ 902,439